Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares	Dec. 31, 2019 TWD ($) $ / shares
Statement of comprehensive income [abstract]
Operating revenues	$ 213,011,018	$ 7,678,840	$ 176,820,914	$ 148,201,641
Operating costs	(140,961,389)	(5,081,521)	(137,823,813)	(126,886,669)
Gross profit	72,049,629	2,597,319	38,997,101	21,314,972
Operating expenses
Sales and marketing expenses	(4,671,599)	(168,407)	(4,152,242)	(3,807,610)
General and administrative expenses	(7,989,860)	(288,027)	(6,664,166)	(5,318,576)
Research and development expenses	(12,934,836)	(466,288)	(12,895,501)	(11,860,244)
Expected credit impairment (losses) gains	6,121	221	392,145	(627,159)
Subtotal	(25,590,174)	(922,501)	(23,319,764)	(21,613,589)
Net other operating income and expenses	5,226,831	188,422	6,253,890	5,182,162
Operating income	51,686,286	1,863,240	21,931,227	4,883,545
Non-operating income and expenses
Interest income	575,719	20,754	737,913	994,061
Other income	1,653,006	59,589	698,155	711,614
Other gains and losses	866,130	31,223	48,766	1,166,729
Finance costs	(1,962,930)	(70,762)	(2,073,433)	(2,997,643)
Share of profit or loss of associates and joint ventures	5,193,495	187,221	1,300,263	115,329
Bargain purchase gain	0	0	0	171,585
Exchange gain, net	484,726	17,474	0	0
Exchange loss, net	0	0	(100,141)	(238,624)
Subtotal	6,810,146	245,499	611,523	(76,949)
Income from continuing operations before income tax	58,496,432	2,108,739	22,542,750	4,806,596
Income tax expense	(7,918,252)	(285,445)	(1,691,083)	(230,346)
Net income	50,578,180	1,823,294	20,851,667	4,576,250
Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	(197,477)	(7,119)	(192,581)	106,403
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,811,342	209,493	4,815,361	5,486,209
Share of other comprehensive income of associates and joint ventures which will not be reclassified subsequently to profit or loss	2,959,130	106,674	883,508	899,025
Income tax related to items that will not be reclassified subsequently	(417,076)	(15,035)	(211,419)	(457,619)
Subtotal	8,155,919	294,013	5,294,869	6,034,018
Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	(4,741,016)	(170,909)	(2,920,280)	(3,277,938)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(24,412)	(880)	60,317	15,393
Income tax related to items that may be reclassified subsequently	29,938	1,079	45,913	6,106
Subtotal	(4,735,490)	(170,710)	(2,814,050)	(3,256,439)
Total other comprehensive income, net of tax	3,420,429	123,303	2,480,819	2,777,579
Total comprehensive income	53,998,609	1,946,597	23,332,486	7,353,829
Net income (loss) attributable to:
Shareholders of the parent	51,246,425	1,847,384	22,860,744	8,155,097
Non-controlling interests	(668,245)	(24,090)	(2,009,077)	(3,578,847)
Net income	50,578,180	1,823,294	20,851,667	4,576,250
Total comprehensive income (loss) attributable to:
Shareholders of the parent	54,666,873	1,970,687	25,214,910	10,947,889
Non-controlling interests	(668,264)	(24,090)	(1,882,424)	(3,594,060)
Total comprehensive income	$ 53,998,609	$ 1,946,597	$ 23,332,486	$ 7,353,829
Earnings per share (NTD)
Earnings per share-basic | (per share)	$ 4.27	$ 0.15	$ 1.93	$ 0.71
Earnings per share-diluted | (per share)	$ 4.19	$ 0.15	$ 1.87	$ 0.65